Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Summary of Account receivable

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	276,991	381,273	58,433
Less: allowance for doubtful accounts	(25)	(25)	(4)

Accounts receivable, net	276,966	381,248	58,429

Summary of the movement in the allowance for doubtful accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of year	(378)	(25)	(4)
Additions	(65)	—	—
Write-offs	418	—	—

Balance at end of year	(25)	(25)	(4)

Substantially all of the Company’s accounts receivable as of December 31, 2019 and 2020 are aged within 90 and 150 days, respectively.